UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/11 (Unaudited)

CONVERTIBLE BONDS AND NOTES (68.1%)(a)
			Principal amount	Value

Aerospace and defense (1.7%)

AAR Corp. 144A cv. sr. unsec. notes 2 1/4s, 2016			$4,490,000	$4,697,663

Kaman Corp. 144A cv. sr. unsec. notes 3 1/4s, 2017			3,225,000	3,986,906

Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s, 2026			2,030,000	4,014,325

				12,698,894
Airlines (0.6%)

Continental Airlines, Inc. cv. sr. unsec. unsub. notes 4 1/2s, 2015			3,430,000	4,188,888

				4,188,888
Automotive (1.3%)

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			3,905,000	6,106,444

TRW Automotive, Inc. 144A cv. company guaranty sr. notes 3 1/2s, 2015			2,055,000	3,791,475

				9,897,919
Biotechnology (4.8%)

Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s, 2014			3,235,000	3,004,506

BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes 1 7/8s, 2017			3,270,000	5,301,488

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			5,905,000	7,883,175

Dendreon Corp. 144A cv. sr. unsec. sub. notes 4 3/4s, 2014			565,000	2,087,675

Gilead Sciences, Inc. 144A cv. sr. notes 1 5/8s, 2016			7,120,000	8,348,200

Human Genome Sciences, Inc. cv. sr. unsec. sub. notes 2 1/4s, 2012			3,500,000	4,497,500

United Therapeutics Corp. cv. sr. unsec. notes 1/2s, 2011			500,000	761,875

United Therapeutics Corp. 144A cv. sr. unsec. notes 1/2s, 2011			2,205,000	3,359,869

				35,244,288
Broadcasting (0.6%)

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			3,248,000	4,648,700

				4,648,700
Cable television (1.1%)

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			5,095,000	8,260,269

				8,260,269
Coal (2.0%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			4,865,000	5,606,913

James River Coal Co. 144A cv. sr. unsec. notes 3 1/8s, 2018			3,962,000	3,887,911

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			4,220,000	5,153,675

				14,648,499
Commercial and consumer services (1.9%)

Alliance Data Systems Corp. cv. sr. unsec. notes 1 3/4s, 2013			5,045,000	6,640,481

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			3,220,000	3,960,600

Priceline.com, Inc. 144A cv. sr. unsec. notes 1 1/4s, 2015			1,829,000	3,379,078

				13,980,159
Communications equipment (0.6%)

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			5,121,000	4,532,085

				4,532,085
Computers (3.0%)

EMC Corp. cv. sr. unsec. notes 1 3/4s, 2013			2,550,000	4,248,938

EMC Corp. 144A cv. sr. unsec. notes 1 3/4s, 2013			5,800,000	9,664,250

Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s, 2015			2,941,000	2,909,237

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			5,205,000	4,996,800

				21,819,225
Consumer finance (1.1%)

Dollar Financial Corp. cv. sr. notes 3s, 2028			6,035,000	7,717,256

				7,717,256
Consumer services (1.5%)

Avis Budget Group, Inc. cv. sr. notes 3 1/2s, 2014			4,595,000	5,439,331

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			2,970,000	5,438,813

				10,878,144
Containers (0.6%)

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			4,931,000	4,727,596

				4,727,596
Electrical equipment (0.4%)

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029			1,624,000	3,209,430

				3,209,430
Electronics (4.9%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			3,761,000	3,826,818

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			8,715,000	10,327,275

Micron Technology, Inc. 144A cv. sr. notes Ser. A, 1 1/2s, 2031			2,000,000	1,937,500

Micron Technology, Inc. 144A cv. sr. unsec. notes Ser. B, 1 7/8s, 2031			1,600,000	1,538,000

PMC - Sierra, Inc. cv. sr. unsec. unsub. notes 2 1/4s, 2025			3,430,000	3,592,925

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			8,255,000	8,894,763

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			5,490,000	6,444,162

				36,561,443
Energy (oil field) (0.3%)

Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s, 2027			3,000,000	2,141,400

				2,141,400
Energy (other) (0.7%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			4,205,000	4,946,131

				4,946,131
Financial (0.9%)

MF Global Holdings Ltd. cv. sr. unsec. unsub. notes 1 7/8s, 2016			6,454,000	6,300,718

				6,300,718
Health-care services (3.1%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			5,522,000	5,318,376

Health Management Associates, Inc. 144A cv. sr. sub. notes 3 3/4s, 2028			4,600,000	5,451,000

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014			4,675,000	4,902,906

Lincare Holdings, Inc. cv. sr. unsec. unsub. notes Ser. B, 2 3/4s, 2037			4,630,000	5,052,488

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			2,493,000	2,455,605

				23,180,375
Homebuilding (0.9%)

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			6,117,000	6,491,666

				6,491,666
Investment banking/Brokerage (1.2%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			5,016,000	5,266,800

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			2,600,000	3,669,250

				8,936,050
Lodging/Tourism (2.1%)

Gaylord Entertainment Co. 144A cv. company guaranty sr. unsec. notes 3 3/4s, 2014			4,350,000	5,459,250

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			2,465,000	3,189,094

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			5,920,000	6,726,600

				15,374,944
Manufacturing (3.0%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			6,580,000	8,619,800

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			7,111,000	8,186,539

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			5,555,000	5,499,450

				22,305,789
Media (1.0%)

Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			6,930,000	3,794,175

MasTec, Inc. cv. company guaranty sr. unsec. unsub. notes 4 1/4s, 2014			2,390,000	3,704,500

				7,498,675
Medical technology (2.2%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China)			4,100,000	2,854,625

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China)			3,544,000	2,321,320

Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s (zero %, 12/15/16) 2037(STP)			5,070,000	5,653,050

Invitrogen Corp. cv. sr. unsec. unsub. notes 1 1/2s, 2024			5,115,000	5,428,294

				16,257,289
Metals (4.9%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			7,438,000	5,003,543

Goldcorp, Inc. cv. sr. notes 2s, 2014 (Canada)			6,617,000	8,312,937

Molycorp, Inc. 144A cv. sr. unsec. notes 3 1/4s, 2016			1,601,000	1,932,567

Newmont Mining Corp. cv. company guaranty sr. unsub. notes 1 5/8s, 2017			4,900,000	6,749,750

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			4,260,000	5,026,800

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			5,475,000	7,829,250

USEC, Inc. cv. sr. unsec. notes 3s, 2014			2,000,000	1,432,500

				36,287,347
Oil and gas (1.8%)

Chesapeake Energy Corp. cv. sr. unsec. notes company guaranty 2 1/4s, 2038			4,550,000	4,237,188

Endeavour International Corp. 144A cv. company guaranty sr. unsec. notes 5 1/2s, 2016			3,768,000	3,631,410

St. Mary Land & Exploration Co. cv. sr. unsec. notes 3 1/2s, 2027			4,055,000	5,803,719

				13,672,317
Pharmaceuticals (2.0%)

Akorn, Inc. 144A cv. sr. notes 3 1/2s, 2016			3,208,000	3,456,620

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			3,910,000	5,361,588

Teva Pharmaceutical Finance, LLC cv. company guaranty sr. unsec. debs Ser. C, 1/4s, 2026 (Israel)			5,400,000	5,899,500

				14,717,708
Real estate (1.9%)

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			2,950,000	4,432,375

iStar Financial, Inc. cv. sr. unsec. unsub. notes FRN 0.746s, 2012(R)			5,450,000	5,003,645

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			5,145,000	4,469,719

				13,905,739
Retail (1.4%)

Iconix Brand Group, Inc. 144A cv. sr. unsec. sub. notes 2 1/2s, 2016			6,038,000	6,264,425

Sonic Automotive, Inc. cv. sr. unsec. notes 5s, 2029			3,045,000	4,171,650

				10,436,075
Semiconductor (3.0%)

Lam Research Corp. 144A cv. sr. unsec. notes 1 1/4s, 2018			5,888,000	5,645,120

Linear Technology Corp. cv. sr. unsec. unsub. notes Ser. A, 3s, 2027			7,615,000	7,900,563

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			5,460,000	5,222,490

Photronics, Inc. 144A cv. sr. notes 3 1/4s, 2016			3,169,000	3,340,126

				22,108,299
Shipping (0.4%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			4,400,000	3,113,000

				3,113,000
Software (3.0%)

Microsoft Corp. 144A cv. sr. unsec. notes zero %, 2013			3,961,000	4,094,684

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			8,600,000	12,297,991

SYNNEX Corp. cv. sr. notes 4s, 2018			4,925,000	5,596,031

				21,988,706
Technology (1.5%)

CACI International, Inc. cv. sr. unsec. sub. notes 2 1/8s, 2014			2,100,000	2,535,750

CACI International, Inc. 144A cv. sr. unsec. sub. notes 2 1/8s, 2014			1,585,000	1,913,888

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			785,000	870,369

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. sub. notes 2 5/8s, 2026			5,300,000	5,876,375

				11,196,382
Technology services (1.7%)

CSG Systems International, Inc. 144A cv. sr. unsec. sub. notes 3s, 2017			3,138,000	3,126,233

DST Systems, Inc. cv. sr. unsec. unsub. bonds FRB Ser. C, 4 1/8s, 2023			4,565,000	5,432,350

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 3/4s, 2015			2,100,000	3,714,375

				12,272,958
Telecommunications (3.4%)

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			7,060,000	10,210,525

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			3,235,000	6,239,506

SBA Communications Corp. cv. sr. unsec. notes 1 7/8s, 2013			8,120,000	8,891,400

				25,341,431
Telephone (0.8%)

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			6,255,000	5,942,250

				5,942,250
Trucks and parts (0.8%)

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			6,095,000	6,110,238

				6,110,238

Total convertible bonds and notes (cost $463,783,688)				$503,538,282

CONVERTIBLE PREFERRED STOCKS (24.9%)(a)
			Shares	Value

Automotive (1.1%)

General Motors Co. Ser. B, $2.375 cv. pfd.			184,725	$8,555,077

				8,555,077
Banking (4.5%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			8,520	8,285,700

Citigroup, Inc. $7.50 cv. pfd.			105,555	11,837,991

Huntington Bancshares Ser. A, 8.50% cv. pfd.			3,480	3,967,200

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			8,875	9,397,649

				33,488,540
Communications equipment (0.8%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			6,505	6,350,506

				6,350,506
Consumer (1.0%)

Stanley Black & Decker, Inc. $4.75 cv. pfd.			64,486	7,311,100

				7,311,100
Electric utilities (2.5%)

Great Plains Energy, Inc. $6.00 cv. pfd.			134,787	8,595,367

PPL Corp. $4.75 cv. pfd.			23,164	1,310,619

PPL Corp. $4.375 cv. pfd.			150,271	8,251,381

				18,157,367
Financial (1.0%)

AMG Capital Trust II $2.575 cv. pfd.			171,955	7,329,582

				7,329,582
Food (0.6%)

Bunge, Ltd. $4.875 cv. pfd.			43,885	4,404,957

				4,404,957
Insurance (3.1%)

Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)			62,685	3,711,579

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.(S)			162,848	3,928,708

MetLife, Inc. $3.75 cv. pfd.			119,838	9,340,174

XL Group PLC $2.688 cv. pfd.			214,410	5,827,664

				22,808,125
Media (2.4%)

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			8,165	8,777,375

Nielsen Holdings NV $3.125 cv. pfd.			147,150	8,709,441

				17,486,816
Metals (1.0%)

Vale Capital II $3.375 cv. pfd. (Cayman Islands)			81,200	7,257,250

				7,257,250
Natural gas utilities (—%)

El Paso Energy Capital Trust I $2.375 cv. pfd.			6,056	276,305

				276,305
Oil and gas (2.2%)

Apache Corp. Ser. D, $3.00 cv. pfd.			172,936	11,262,457

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			3,694	5,097,720

				16,360,177
Real estate (2.8%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.			170,550	4,580,973

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			388,350	7,767,000

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			160,935	8,318,328

				20,666,301
Shipping (0.5%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			319,935	3,655,641

				3,655,641
Technology services (0.4%)

Unisys Corp. Ser. A, 6.25% cv. pfd.			39,451	2,672,805

				2,672,805
Telecommunications (1.0%)

Crown Castle International Corp. $3.125 cum. cv. pfd.			126,241	7,685,552

				7,685,552

Total convertible preferred stocks (cost $174,278,882)				$184,466,101

COMMON STOCKS (3.1%)(a)
			Shares	Value

Bed Bath & Beyond, Inc.(NON)			64,090	$3,748,624

Brazil Ethanol, Inc. 144A (Unit)(NON)			312,500	31,250

Comcast Corp. Class A			158,280	3,801,886

Dendreon Corp.(NON)			15,400	568,260

Hess Corp.			27,030	1,853,177

National Oilwell Varco, Inc.			45,930	3,700,580

Newfield Exploration Co.(NON)			28,790	1,941,022

NII Holdings, Inc.(NON)			78,000	3,303,300

Wells Fargo & Co.			136,840	3,823,310

Total common stocks (cost $22,565,886)				$22,771,409

CORPORATE BONDS AND NOTES (1.4%)(a)
			Principal amount	Value

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			$1,346,000	$1,349,365

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			179,000	183,923

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,290,000	1,317,413

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,265,000	1,353,550

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			2,857,000	2,814,145

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,840,000	1,874,500

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,320,000	1,353,000

Total corporate bonds and notes (cost $9,805,894)				$10,245,896

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	1,085,630	$260,551

Total warrants (cost $217,126)				$260,551

SHORT-TERM INVESTMENTS (2.3%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)			3,530,800	$3,530,800

Putnam Money Market Liquidity Fund 0.05%(e)			13,504,474	13,504,474

Total short-term investments (cost $17,035,274)				$17,035,274

TOTAL INVESTMENTS

Total investments (cost $687,686,750)(b)				$738,317,513

Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $739,740,251.
(b)	The aggregate identified cost on a tax basis is $687,744,791, resulting in gross unrealized appreciation and depreciation of $75,996,395 and $25,423,673, respectively, or net unrealized appreciation of $50,572,722.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,465,280. The fund received cash collateral of $3,530,800 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,473 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $228,625,600 and $216,952,335, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Communication services	$7,105,186	$—	$—
Consumer cyclicals	3,748,624	—	—
Energy	7,494,779	31,250	—
Financials	3,823,310	—	—
Health care	568,260	—	—
Total common stocks	22,740,159	31,250	—
Convertible bonds and notes	—	503,538,282	—
Convertible preferred stocks	—	184,466,101	—
Corporate bonds and notes	—	7,431,751	2,814,145
Warrants	—	—	260,551
Short-term investments	13,504,474	3,530,800	—

Totals by level	$36,244,633	$698,998,184	$3,074,696

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$260,551	$—

Total	$260,551	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011